GAMING SUBCONCESSION, NET (Tables)	12 Months Ended
Dec. 31, 2016
Text Block [Abstract]
Schedule of Gaming Subconcession, Net

	December 31,
	2016	2015
Deemed cost	$900,000	$900,000
Less: accumulated amortization	(586,680)	(529,443)

Gaming subconcession, net	$313,320	$370,557